Combined Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 360,679	$ 304,936
Restricted cash	11,167	11,062
Accounts receivable (net of allowance for doubtful accounts of $22,537 and $18,108, respectively)	358,260	285,562
Deferred costs	546,657	185,286
Other current assets	350,712	188,304
Total current assets	1,627,475	975,150
Property, buildings and equipment, net	693,033	231,637
Intangible assets, net	3,989,630	946,901
Finance lease right-of-use assets, net	266,258	10,359
Operating lease right-of-use assets, net	75,091	63,590
Goodwill	8,444,400	3,388,009
Investments	78,486	61,606
Other assets	216,720	181,423
Total assets	15,391,093	5,858,675
Current liabilities:
Accounts payable	213,959	204,513
Accrued liabilities	422,281	253,618
Current portion of long-term debt	22,833	23,226
Current portion of finance lease liabilities	10,299	1,486
Current portion of operating lease liabilities	17,089	9,986
Deferred revenue	673,357	368,906
Other current liabilities	28,285	24,283
Total current liabilities	1,388,103	886,018
Long-term debt	2,716,638	2,738,718
Long-term finance lease liabilities	253,610	9,151
Long-term operating lease liabilities	64,585	59,176
Deferred tax liabilities	425,609	59,117
Other long-term liabilities	91,265	146,568
Total liabilities	4,939,810	3,898,748
Commitments and contingencies (Note 21)	0	0
Redeemable non-controlling interests	11,594	9,908
Stockholders' Equity/Net Parent Investment:
Net parent investment	0	2,025,794
Additional paid-in capital	4,244,537	0
Accumulated other comprehensive loss	(332)	(69,889)
Accumulated deficit	(135,227)	0
Total TKO Group Holdings, Inc. stockholders' equity / net parent investment	4,108,980	1,955,905
Nonredeemable non-controlling interests	6,330,709	(5,886)
Total stockholders' equity / net parent investment	10,439,689	1,950,019
Total liabilities, redeemable non-controlling interests and stockholders' equity / net parent investment	15,391,093	5,858,675
Common Class A [Member]
Stockholders' Equity/Net Parent Investment:
Common stock	1	0
Common Class B [Member]
Stockholders' Equity/Net Parent Investment:
Common stock	$ 1	$ 0